Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Credit Loss

	Three Months Ended March 31,
	2023	2022
Beginning balance	$22,939	$18,480
Current period provision for expected credit losses	2,247	3,022
Write-offs charged against the allowance	(5,017)	(3,435)
Recoveries collected	2,068	1,272
Impact of changes in foreign currency	2	22
Ending balance	$22,239	$19,361

The following is a rollforward of the Company’s allowance for credit losses for the periods indicated:

	Years Ended December 31,
	2022	2021
Beginning balance	$18,480	$19,380
Current period provision for expected credit losses	17,353	9,719
Write-offs charged against the allowance	(18,273)	(15,545)
Recoveries collected	5,473	4,918
Impact of changes in foreign currency	(94)	8
Ending balance	$22,939	$18,480